UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of Registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

April 30, 2012

Investment Commentary and

Semi-Annual
Repor t

Legg Mason

Capital Management

Growth Trust

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Capital Management Growth Trust

Fund objective

The Fund seeks long-term growth of capital.

Investment commentary

Market outlook

“Our culture encodes a strong bias either to neglect or ignore variation. We tend to focus instead on measures of central tendency and as a result we make some terrible mistakes, often with considerable practical import.”

– Stephen Jay Gould

Full House: The Spread of Excellence from Plato to Darwin (1996)

When Stephen Jay Gould, the noted Harvard evolutionary biologist, was 40 years old he was diagnosed with a rare and fatal form of cancer called abdominal mesothelioma. Patients with this disease have an eight month median mortality. Half die in less than eight months while the other half live longer than eight months. Gould’s doctor suggested that he take whatever time he had left and arrange his affairs.

When Gould studied this rare form of cancer he learned, as his doctor informed him, that the median mortality of those with the disease was in fact eight months. But those who lived past eight months in some cases lived for several more years thereafter. These cancer survivors were generally in good health, had followed a balanced diet and exercised routinely. It was a profile identical to Gould who by the way lived for another twenty years. Being an evolutionary biologist, Gould was well aware of variation. He also knew that averages were just that — averages. The most important data was what happened to the left or right of the average number. In his case, the data of those who survived the cancer past eight months had a significant right skew.

Most investors have a tendency to look on averages as basic reality, giving little thought to the possible variations. How does this relate to investing? If I told you the average return of the Dow Jones Industrial Averagei (ex dividends) between 1975 and 1982 was zero percent you might think it was a dull period with no price action. But indeed many stocks had tremendous price gains while other stocks suffered from the effects of high inflation. For investors, what mattered most during this period was not the average return but the variation. Investors often fail to distinguish between the trend of the system from the trends in the system.

We are now in the fourth year of an economic expansion following the 2008 Financial Crisis. By all accounts it has been a muted and uninspiring recovery. The average gain (there is that word again) for U.S. gross domestic product (“GDP”)ii

The Investment Commentary is not a part of the Semi-Annual Report.

Legg Mason Capital Management Growth Trust	III

had been about 2% — half the growth rate of previous economic recoveries. Many investors look at the average return of the economy and remain uninspired. I see the same economy but observe a section of the economy that is robust and is firing on all cylinders.

In a New York Times editorial column (April 9, 2012), David Brooks referred to a “fantastic” article written by Tyler Cowen called “What Export-Oriented America Means” (The American Interest May/June 2012). I got a copy of the article and agree with Brooks — it is “fantastic.”

Cowen begins by reminding us that President Obama promised, in his 2010 State of the Union address, to double American exports in the next five years. Well guess what? Corporate America is on track to do just that. American exports, which account for 14% of our GDP, are growing near 10% per annum. A back of the envelope calculation would tell you American exports are now powering half of our current GDP. One thing is for sure, American exports as a percent of GDP will only rise going forward. Why? Because, as Cowen points out, the growth of the global middle class in the emerging economies will increasingly purchase pharmaceuticals, luxury goods, semiconductors, planes, entertainment, and many more important American products too numerous to list here.

For those investors who believe the future is dire and can see no way out of our economic malaise they should read Jim O’Neill’s new book The Growth Map: Economic Opportunity in the BRIC’s and Beyond. Jim is a thoughtful guy who has been studying the development of emerging economies for over twenty years. He coined the term BRIC, which we now know includes Brazil, Russia, India, and China. What was most telling about the book was O’Neill’s confession that he underestimated, by a wide margin, the economic growth of the BRICs in the last decade and believes we will likely underestimate the growth of South Korea, the Philippines, Indonesia, Vietnam, Turkey, Nigeria, Egypt, Bangladesh, Pakistan, and Mexico over the next ten years.

According to O’Neill, by 2020 (eight years from now) the GDP of the BRIC economies will be larger than the United States. By that same time, the BRIC economies plus South Korea, Indonesia, Turkey, and Mexico will be larger than all of the developed economies (G-7) put together. By 2030, we will have added 2 billion new middle class consumers — 96% of which will live outside the developing world.

Since 2008, Growth Trust has made significant investments in the largest U.S. multinational companies. On a weighted average basis, over 45% of the revenue of our companies is generated outside the United States compared to the S&P 500 Indexiii which tallies 36% non-U.S. revenues. In addition, we have expanded the number of non-US companies in our portfolio to eleven names which comprise 24% of our portfolio.

We are a growth mutual fund that seeks to buy undervalued growth companies. It is clear to me a significant amount of growth will be occurring outside the United States. It is also clear to me that the stock market has not properly priced this sustainable growth. Our plan is to position the Fund to take advantage of this secular growth wave that will likely last for many years if not decades.

The Investment Commentary is not a part of the Semi-Annual Report.

IV	Legg Mason Capital Management Growth Trust

Investment commentary (cont’d)

As always, we appreciate your continued support. If you have any questions, please do not hesitate to contact us.

Sincerely,

Robert G. Hagstrom, CFA

May 17, 2012

The views expressed in this commentary reflect those solely of the portfolio manager as of the date of this commentary and may differ from those of Legg Mason, Inc. as a whole or the other portfolio managers of its affiliates. Any such views are subject to change at any time based on market or other conditions. These views are not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein has been prepared from sources believed to be reliable, but cannot be guaranteed. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance. Investors should not use this information as the sole basis for investment decisions.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Dow Jones Industrial Average (“DJIA”) is a widely followed measurement of the stock market. The average is comprised of thirty stocks that represent leading companies in major industries. These stocks, widely held by both individual and institutional investors, are considered to be all blue-chip companies.

ii	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

iii	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

The Investment Commentary is not a part of the Semi-Annual Report.

April 30, 2012

Semi-Annual

Repor t

Legg Mason

Capital Management

Growth Trust

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report	1

Letter to our shareholders

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Capital Management Growth Trust for the six-month reporting period ended April 30, 2012.

Total returns for the Fund, excluding sales charges, for the six-month period ended April 30, 2012 are presented below, along with those of the Fund’s unmanaged benchmark, the S&P 500 Indexi, and Lipper peer group:

Performance Snapshot as of April 30, 2012 (unaudited)
(excluding sales charges)	6 months
Legg Mason Capital Management Growth Trust:
Class A	12.35%
Class C	11.92%
Class R	12.26%
Class FI	12.37%
Class I	12.49%
S&P 500 Index	12.77%
Lipper Large-Cap Growth Funds Category Average[1]	12.89%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 29, 2012, the gross total annual operating expense ratios for Class A, Class C, Class R, Class FI and Class I shares were 1.24%, 1.97%, 1.91%, 1.18% and 0.90%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.40% for Class R shares, 1.15% for Class FI shares and 0.90% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 770 funds in the Fund’s Lipper category, and excluding sales charges.

2	Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report

Letter to our shareholders (cont’d)

The manager is permitted to recapture amounts waived or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Special shareholder notice

Upon the recommendation of Legg Mason Capital Management, LLC (“LMCM”), the Fund’s investment manager/adviser, the Board of Trustees approved changes to the Fund’s investment policy, name, and performance benchmark. All of these changes become effective on or about July 2, 2012. Simultaneously with the change to the Fund’s investment policy, Gibboney Huske, CFA will be added as a co-Portfolio Manager for the Fund. Ms. Huske will join Robert G. Hagstrom, Jr., CFA, who has been responsible for the day-to-day management of the Fund since its inception. Ms. Huske became a portfolio manager of the Fund in 2012. Ms. Huske joined LMCM in 2005 as a Security Analyst. Ms. Huske is also a member of the portfolio management team for the Legg Mason Capital Management Disciplined Equity Research Fund and she manages LMCM’s Global Technology Strategy. For more information regarding these changes, please see the Fund’s prospectus.

As previously announced, the Fund’s Board approved an Agreement and Plan of Reorganization pursuant to which the Fund would be reorganized as a series of a Maryland statutory trust, Legg Mason Global Asset Management Trust. The reorganization occurred on February 29, 2012. Prior to February 29, 2012, the Fund was organized as a series of a Maryland corporation and named Legg Mason Capital Management Growth Trust, Inc.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Mark R. Fetting	R. Jay Gerken, CFA
Chairman	President

May 31, 2012

Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report	3

RISKS: Equity securities are subject to price fluctuation and possible loss of principal. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. Growth stocks as a group can be more volatile than value stocks and may be out of favor and underperform the overall equity market while the market concentrates on value stocks. As a non-diversified fund, it is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. The Fund may focus its investments in certain regions or industries, increasing its vulnerability to market volatility. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

4	Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2012 and October 31, 2011. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report	5

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2011 and held for the six months ended April 30, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	12.35%	$1,000.00	$1,123.50	1.15%	$6.07	Class A	5.00%	$1,000.00	$1,019.14	1.15%	$5.77
Class C	11.92	1,000.00	1,119.20	1.90	10.01	Class C	5.00	1,000.00	1,015.42	1.90	9.52
Class R	12.26	1,000.00	1,122.60	1.40	7.39	Class R	5.00	1,000.00	1,017.90	1.40	7.02
Class FI	12.37	1,000.00	1,123.70	1.15	6.07	Class FI	5.00	1,000.00	1,019.14	1.15	5.77
Class I	12.49	1,000.00	1,124.90	0.90	4.75	Class I	5.00	1,000.00	1,020.39	0.90	4.52

[1]	For the six months ended April 30, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

6	Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report

Schedule of investments (unaudited)

April 30, 2012

Legg Mason Capital Management Growth Trust

Security	Shares	Value
Common Stocks — 99.7%
Consumer Discretionary — 16.5%
Auto Components — 1.3%
Autoliv Inc.	35,000	$2,195,900
Hotels, Restaurants & Leisure — 1.8%
Ctrip.com International Ltd., ADR	110,000	2,383,700	*
Las Vegas Sands Corp.	15,000	832,350
Total Hotels, Restaurants & Leisure		3,216,050
Internet & Catalog Retail — 4.0%
Amazon.com Inc.	22,000	5,101,800	*
Groupon Inc.	180,000	1,927,800	*
Total Internet & Catalog Retail		7,029,600
Specialty Retail — 4.9%
L’Occitane International SA	1,785,000	4,762,362
Lowe’s Cos. Inc.	120,000	3,776,400
Total Specialty Retail		8,538,762
Textiles, Apparel & Luxury Goods — 4.5%
NIKE Inc., Class B Shares	35,000	3,915,450
Prada SpA	570,000	3,871,679	*
Total Textiles, Apparel & Luxury Goods		7,787,129
Total Consumer Discretionary		28,767,441
Consumer Staples — 11.0%
Beverages — 6.1%
Diageo PLC, ADR	70,000	7,078,400
Fomento Economico Mexicano SA de CV, ADR	45,000	3,656,700
Total Beverages		10,735,100
Household Products — 2.3%
Colgate-Palmolive Co.	40,000	3,957,600
Tobacco — 2.6%
Philip Morris International Inc.	50,000	4,475,500
Total Consumer Staples		19,168,200
Energy — 6.4%
Energy Equipment & Services — 6.4%
Nabors Industries Ltd.	315,000	5,244,750	*
National-Oilwell Varco Inc.	30,000	2,272,800
Schlumberger Ltd.	50,000	3,707,000
Total Energy		11,224,550

See Notes to Financial Statements.

Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report	7

Legg Mason Capital Management Growth Trust

Security	Shares	Value
Financials — 10.3%
Capital Markets — 3.8%
BlackRock Inc.	18,000	$3,448,440
Blackstone Group LP	230,000	3,118,800
Total Capital Markets		6,567,240
Diversified Financial Services — 2.3%
JPMorgan Chase & Co.	95,000	4,083,100
Insurance — 4.2%
Berkshire Hathaway Inc., Class B Shares	50,000	4,022,500	*
MetLife Inc.	90,000	3,242,700
Total Insurance		7,265,200
Total Financials		17,915,540
Health Care — 15.0%
Biotechnology — 6.0%
Celgene Corp.	50,000	3,646,000	*
Myriad Genetics Inc.	170,000	4,421,700	*
Vertex Pharmaceuticals Inc.	60,000	2,308,800	*
Total Biotechnology		10,376,500
Health Care Equipment & Supplies — 2.0%
Medtronic Inc.	93,000	3,552,600
Health Care Technology — 1.0%
athenahealth Inc.	25,000	1,811,250	*
Pharmaceuticals — 6.0%
Abbott Laboratories	55,000	3,413,300
Johnson & Johnson	50,000	3,254,500
Sanofi SA, ADR	100,000	3,818,000
Total Pharmaceuticals		10,485,800
Total Health Care		26,226,150
Industrials — 5.2%
Airlines — 2.0%
Southwest Airlines Co.	425,000	3,519,000
Industrial Conglomerates — 3.2%
3M Co.	35,000	3,127,600
United Technologies Corp.	30,000	2,449,200
Total Industrial Conglomerates		5,576,800
Total Industrials		9,095,800
Information Technology — 32.3%
Communications Equipment — 6.4%
Acme Packet Inc.	105,000	2,947,350	*

See Notes to Financial Statements.

8	Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

April 30, 2012

Legg Mason Capital Management Growth Trust

Security	Shares	Value
Communications Equipment — continued
Cisco Systems Inc.	200,000	$4,030,000
F5 Networks Inc.	15,000	2,008,950	*
QUALCOMM Inc.	35,000	2,234,400
Total Communications Equipment		11,220,700
Computers & Peripherals — 6.1%
Apple Inc.	11,000	6,426,640	*
EMC Corp.	150,000	4,231,500	*
Total Computers & Peripherals		10,658,140
Internet Software & Services — 6.8%
eBay Inc.	115,000	4,720,750	*
Rackspace Hosting Inc.	55,000	3,194,950	*
SINA Corp.	50,000	2,925,500	*
Youku.com Inc., ADR	45,000	1,081,800	*
Total Internet Software & Services		11,923,000
IT Services — 2.2%
Cognizant Technology Solutions Corp., Class A Shares	52,500	3,849,300	*
Semiconductors & Semiconductor Equipment — 1.2%
Marvell Technology Group Ltd.	140,000	2,101,400	*
Software — 9.6%
Adobe Systems Inc.	125,000	4,195,000	*
Autodesk Inc.	70,000	2,755,900	*
Jive Software Inc.	100,000	2,381,000	*
Microsoft Corp.	140,000	4,482,800
Red Hat Inc.	48,600	2,897,046	*
Total Software		16,711,746
Total Information Technology		56,464,286
Materials — 3.0%
Chemicals — 3.0%
Monsanto Co.	45,000	3,428,100
Yingde Gases Group Co.	1,585,000	1,840,636
Total Materials		5,268,736
Total Investments — 99.7% (Cost — $141,050,078#)		174,130,703
Other Assets in Excess of Liabilities — 0.3%		548,229
Total Net Assets — 100.0%		$174,678,932

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipts

See Notes to Financial Statements.

Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

April 30, 2012

Assets:
Investments, at value (Cost — $141,050,078)	$174,130,703
Cash	1,224,848
Receivable for Fund shares sold	235,702
Dividends receivable	101,336
Prepaid expenses	50,103
Total Assets	175,742,692

Liabilities:
Payable for Fund shares repurchased	666,132
Service and/or distribution fees payable	113,699
Investment management fee payable	89,638
Trustees’ fees payable	8,194
Accrued expenses	186,097
Total Liabilities	1,063,760
Total Net Assets	$174,678,932

Net Assets:
Par value (Note 6)	$75
Paid-in capital in excess of par value	518,922,229
Accumulated net investment loss	(571,312)
Accumulated net realized loss on investments and foreign currency transactions	(376,752,685)
Net unrealized appreciation on investments	33,080,625
Total Net Assets	$174,678,932

Shares Outstanding:
Class A	441,968
Class C	5,775,252
Class R	61,449
Class FI	461,597
Class I	797,706

Net Asset Value:
Class A (and redemption price)	$23.38
Class C*	$22.81
Class R (and redemption price)	$23.99
Class FI (and redemption price)	$24.34
Class I (and redemption price)	$24.94
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$24.81

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

10	Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2012

Investment Income:
Dividends	$1,065,130

Expenses:
Service and/or distribution fees (Notes 2 and 5)	696,958
Investment management fee (Note 2)	616,553
Transfer agent fees (Note 5)	147,038
Registration fees	36,951
Trustees’ fees	33,567
Legal fees	25,543
Shareholder reports	17,369
Fund accounting fees	14,644
Audit and tax	13,017
Insurance	2,956
Custody fees	1,973
Miscellaneous expenses	8,104
Total Expenses	1,614,673
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(125,004)
Net Expenses	1,489,669
Net Investment Loss	(424,539)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) from:
Investment transactions	8,354,515
Foreign currency transactions	(1,000)
Net Realized Gain	8,353,515
Change in Net Unrealized Appreciation (Depreciation) from Investments	12,163,181
Net Gain on Investments and Foreign Currency Transactions	20,516,696
Increase in Net Assets from Operations	$20,092,157

See Notes to Financial Statements.

Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended April 30, 2012 (unaudited) and the Year Ended October 31, 2011	2012	2011

Operations:
Net investment loss	$(424,539)	$(462,647)
Net realized gain	8,353,515	39,494,824
Change in net unrealized appreciation (depreciation)	12,163,181	(27,085,731)
Increase in Net Assets From Operations	20,092,157	11,946,446

Fund Share Transactions (Note 6):
Net proceeds from sale of shares	4,885,522	21,007,877
Cost of shares repurchased	(34,637,752)	(110,367,063)
Decrease in Net Assets From Fund Share Transactions	(29,752,230)	(89,359,186)
Decrease in Net Assets	(9,660,073)	(77,412,740)

Net Assets:
Beginning of period	184,339,005	261,751,745
End of period*	$174,678,932	$184,339,005
* Includes accumulated net investment loss of:	$(571,312)	$(146,773)

See Notes to Financial Statements.

12	Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2012[2]	2011[3]	2010[3]	2009[3,4]

Net asset value, beginning of period	$20.80	$19.81	$16.97	$12.24

Income from operations:
Net investment income	0.01	0.06	0.05	0.03
Net realized and unrealized gain	2.57	0.93	2.79	4.70
Total income from operations	2.58	0.99	2.84	4.73

Net asset value, end of period	$23.38	$20.80	$19.81	$16.97
Total return[5]	12.35%	5.05%	16.74%	38.64%

Net assets, end of period (000s)	$10,333	$11,158	$12,630	$11,910

Ratios to average net assets:
Gross expenses	1.28%[6]	1.24%	1.20%	1.16%[6]
Net expenses[7,8,9]	1.15 [6]	1.15	1.15	1.13 [6]
Net investment income	0.06 [6]	0.30	0.27	0.30 [6]

Portfolio turnover rate	31%	54%	71%	36%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2012 (unaudited).

[3]	Represents a share of capital stock outstanding prior to February 29, 2012.

[4]	For the period February 3, 2009 (commencement of operations) to October 31, 2009.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report	13

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1,2]	2012[3]	2011[4]	2010[4]	2009[4,5]	2008[4,6]	2007[4,6]	2006[4,6]

Net asset value, beginning of period	$20.37	$19.54	$16.88	$12.85	$32.48	$30.78	$30.59

Income (loss) from operations:
Net investment loss	(0.07)	(0.09)	(0.09)	(0.05)	(0.16)	(0.30)	(0.25)
Net realized and unrealized gain (loss)	2.51	0.92	2.75	4.08	(19.47)	4.59	0.44
Total income (loss) from operations	2.44	0.83	2.66	4.03	(19.63)	4.29	0.19

Less distributions from:
Net realized gains	—	—	—	—	—	(2.59)	—
Total distributions	—	—	—	—	—	(2.59)	—

Net asset value, end of period	$22.81	$20.37	$19.54	$16.88	$12.85	$32.48	$30.78
Total return[7]	11.92%	4.30%	15.76%	31.36%	(60.44)%	14.00%	0.62%

Net assets, end of period (000s)	$131,740	$139,175	$183,178	$204,588	$204,523	$685,972	$576,549

Ratios to average net assets:
Gross expenses	2.04%[8]	1.97%	1.93%	1.88%[8]	1.84%	1.84%	1.86%
Net expenses[9,10,11]	1.90 [8]	1.90	1.90	1.88 [8]	1.84	1.84	1.86
Net investment loss	(0.69) [8]	(0.45)	(0.49)	(0.47) [8]	(0.67)	(0.90)	(0.87)

Portfolio turnover rate	31%	54%	71%	36%	104%	62%	31%

[1]	On February 1, 2009, Primary Class shares were renamed Class C shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended April 30, 2012 (unaudited).

[4]	Represents a share of capital stock outstanding prior to February 29, 2012.

[5]	For the period January 1, 2009 through October 31, 2009.

[6]	For the year ended December 31.

[7]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2012[2]	2011[3]	2010[3]	2009[3,4]		2008[3,5]	2007[3,5]	2006[3,6]

Net asset value, beginning of period	$21.37	$20.40	$17.52	$13.29		$33.43	$31.49	$31.62

Income (loss) from operations:
Net investment income (loss)	(0.02)	0.01	0.01	0.00	[7]	(0.03)	(0.15)	0.00	[7]
Net realized and unrealized gain (loss)	2.64	0.96	2.87	4.23		(20.11)	4.68	(0.13)
Total income (loss) from operations	2.62	0.97	2.88	4.23		(20.14)	4.53	(0.13)

Less distributions from:
Net realized gains	—	—	—	—		—	(2.59)	—
Total distributions	—	—	—	—		—	(2.59)	—

Net asset value, end of period	$23.99	$21.37	$20.40	$17.52		$13.29	$33.43	$31.49
Total return[8]	12.26%	4.75%	16.44%	31.83%		(60.25)%	14.45%	(0.41)%

Net assets, end of period (000s)	$1,474	$1,324	$1,071	$963		$893	$512	$10

Ratios to average net assets:
Gross expenses	1.89%[9]	1.91%	1.73%	1.64%[9]		1.70%	6.56%	1.28%[9]
Net expenses[10,11,12]	1.40 [9]	1.40	1.40	1.39	[9]	1.40	1.40	1.28	[9]
Net investment income (loss)	(0.19) [9]	0.05	0.03	0.02	[9]	(0.12)	(0.45)	(1.14)	[9]

Portfolio turnover rate	31%	54%	71%	36%		104%	62%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2012 (unaudited).

[3]	Represents a share of capital stock outstanding prior to February 29, 2012.

[4]	For the period January 1, 2009 through October 31, 2009.

[5]	For the year ended December 31.

[6]	For the period December 28, 2006 (commencement of operations) to December 31, 2006.

[7]	Amount represents less than $0.01 per share.

[8]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	Annualized.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report	15

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1,2]	2012[3]	2011[4]	2010[4]	2009[4,5]	2008[4,6]	2007[4,6]	2006[4,6]

Net asset value, beginning of period	$21.66	$20.62	$17.67	$13.37	$33.54	$31.48	$31.06

Income (loss) from operations:
Net investment income (loss)	0.01	0.06	0.05	0.04	0.01	(0.05)	(0.04)
Net realized and unrealized gain (loss)	2.67	0.98	2.90	4.26	(20.18)	4.70	0.46
Total income (loss) from operations	2.68	1.04	2.95	4.30	(20.17)	4.65	0.42

Less distributions from:
Net realized gains	—	—	—	—	—	(2.59)	—
Total distributions	—	—	—	—	—	(2.59)	—

Net asset value, end of period	$24.34	$21.66	$20.62	$17.67	$13.37	$33.54	$31.48
Total return[7]	12.37%	5.04%	16.69%	32.16%	(60.14)%	14.84%	1.35%

Net assets, end of period (000s)	$11,236	$13,110	$36,010	$41,567	$106,362	$339,532	$240,778

Ratios to average net assets:
Gross expenses	1.38%[8]	1.18%	1.24%	1.08%[8]	1.12%	1.09%	1.13%
Net expenses[9,10,11]	1.15 [8]	1.15	1.14	1.08 [8]	1.12	1.09	1.13
Net investment income (loss)	0.06 [8]	0.29	0.27	0.34 [8]	0.05	(0.15)	(0.14)

Portfolio turnover rate	31%	54%	71%	36%	104%	62%	31%

[1]	On October 5, 2009, Financial Intermediary Class shares were renamed Class FI shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended April 30, 2012 (unaudited).

[4]	Represents a share of capital stock outstanding prior to February 29, 2012.

[5]	For the period January 1, 2009 through October 31, 2009.

[6]	For the year ended December 31.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1,2]	2012[3]	2011[4]	2010[4]	2009[4,5]	2008[4,6]	2007[4,6]	2006[4,6]

Net asset value, beginning of period	$22.17	$21.05	$17.98	$13.57	$33.94	$31.73	$31.20

Income (loss) from operations:
Net investment income	0.04	0.13	0.10	0.07	0.09	0.06	0.06
Net realized and unrealized gain (loss)	2.73	0.99	2.97	4.34	(20.46)	4.74	0.47
Total income (loss) from operations	2.77	1.12	3.07	4.41	(20.37)	4.80	0.53

Less distributions from:
Net realized gains	—	—	—	—	—	(2.59)	—
Total distributions	—	—	—	—	—	(2.59)	—

Net asset value, end of period	$24.94	$22.17	$21.05	$17.98	$13.57	$33.94	$31.73
Total return[7]	12.49%	5.32%	17.07%	32.50%	(60.02)%	15.20%	1.70%

Net assets, end of period (000s)	$19,896	$19,572	$28,863	$38,420	$41,104	$228,164	$183,007

Ratios to average net assets:
Gross expenses	0.97%[8]	0.90%	0.85%	0.80%[8]	0.79%	0.77%	0.80%
Net expenses[9,10]	0.90 [8,11]	0.88 [11]	0.85	0.80 [8]	0.79	0.77	0.80
Net investment income	0.31 [8]	0.58	0.53	0.61 [8]	0.36	0.17	0.19

Portfolio turnover rate	31%	54%	71%	36%	104%	62%	31%

[1]	On October 5, 2009, Institutional Class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended April 30, 2012 (unaudited).

[4]	Represents a share of capital stock outstanding prior to February 29, 2012.

[5]	For the period January 1, 2009 through October 31, 2009.

[6]	For the year ended December 31.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Capital Management Growth Trust (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. On February 29, 2012, the Fund was reorganized as a new series of the Trust. Prior to February 29, 2012, the Fund was organized as a series of Legg Mason Capital Management Growth Trust, Inc., a Maryland corporation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pur-

18	Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

suant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report	19

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$174,130,703	—	—	$174,130,703

†	See Schedule of Investments for additional detailed categorizations.

For the six months ended April 30, 2012, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At April 30, 2012, securities valued at $4,762,362 were transferred from Level 2 to Level 1 within the fair value hierarchy.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

20	Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report	21

(i) Commission recapture. The Fund has entered into an agreement with State Street Bank, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. Such payments are included with realized gain (loss) on investment transactions. During the six months ended April 30, 2012, the Fund did not receive any commission rebates.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2012 no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment advisory and management agreement and other transactions with affiliates

The Fund has an investment advisory and management agreement with Legg Mason Capital Management, LLC (“LMCM”). Pursuant to the agreement, LMCM provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates based on the Fund’s average daily net assets. The following chart shows the annual advisory fee rates for the Fund:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.620
Over $10 billion	0.590

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) provides certain administrative and oversight services to the Fund. For LMPFA’s services to the Fund, LMCM (not the Fund) pays LMPFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund. LMCM and LMPFA are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc. (“Legg Mason”).

22	Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

As a result of expense limitation arrangements between the Fund and LMCM, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, C, R, FI and I shares did not exceed 1.15%, 1.90%, 1.40%, 1.15% and 0.90%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

During the six months ended April 30, 2012, fees waived and/or expenses reimbursed amounted to $125,004.

The investment manager is permitted to recapture amounts waived or reimbursed to a class within three years after the year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at April 30, 2012, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMCM and respective dates of expiration as follows:

	Class A	Class C	Class R	Class FI	Class I
Expires October 31, 2013	$3,735	$20,014	$1,970	$28,362	—
Expires October 31, 2014	11,083	118,992	6,876	8,619	$4,599
Expires October 31, 2015	6,682	94,956	3,350	13,428	6,588
Total fee waivers/expense reimbursements subject to recapture	$21,500	$233,962	$12,196	$50,409	$11,187

During the six months ended April 30, 2012, LMCM did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. Class C shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if shares are redeemed within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For purchases made after August 1, 2012, the CDSC will apply to the redemption of Class A shares within 18 months of purchase.

For the six months ended April 30, 2012, LMIS and its affiliates did not receive any sales charges on sales of the Fund’s Class A shares. In addition, for the six months ended April 30, 2012, CDSCs paid to LMIS and its affiliates were approximately:

	Class A		Class C
CDSCs	$0	*	$2,000

*	Amount represents less than $1,000.

Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report	23

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating Trustee may select one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

All officers and two Trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$54,971,929
Sales	83,291,726

At April 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$41,563,935
Gross unrealized depreciation	(8,483,310)
Net unrealized appreciation	$33,080,625

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended April 30, 2012, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted Rule 12b-1 distribution plans and under the plans the Fund pays a service fee with respect to its Class A, Class C, Class R, and Class FI shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C and Class R shares calculated at the annual rate of 0.75% and 0.25% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

The Rule 12b-1 plans for Class R and Class FI shares of the Fund provide for payments of distribution and service fees to LMIS at an annual rate of up to 0.75% and 0.40% of each class’ average daily net assets, respectively, subject to the authority of the Board of Trustees to set a lower amount. The Board of Trustees has currently approved payments under the plan of 0.50% and 0.25% of the average daily net assets of Class R and Class FI shares, respectively.

24	Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

For the six months ended April 30, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$13,073	$7,992
Class C	665,706	111,608
Class R	3,403	3,517
Class FI	14,776	14,946
Class I	—	8,975
Total	$696,958	$147,038

For the six months ended April 30, 2012, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$6,682
Class C	94,956
Class R	3,350
Class FI	13,428
Class I	6,588
Total	$125,004

6. Shares of beneficial interest

At April 30, 2012, the Trust has an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. On February 29, 2012, the Fund was reorganized as a new series of the Trust.

Prior to February 29, 2012, the Fund was a series of a Maryland corporation and had 100,000,000 shares of capital stock authorized with a par value of $0.001 for each of Class A, Class C, Class FI and Class I and 500,000,000 shares of capital stock authorized with a par value of $0.001 for Class R.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2012		Year Ended October 31, 2011
	Shares	Amount	Shares	Amount
Class A
Shares sold	9,886	$215,511	106,855	$2,243,349
Shares repurchased	(104,262)	(2,257,650)	(208,164)	(4,459,064)
Net decrease	(94,376)	$(2,042,139)	(101,309)	$(2,215,715)

Class C
Shares sold	119,032	$2,556,628	293,561	$6,022,562
Shares repurchased	(1,175,033)	(25,040,533)	(2,834,918)	(58,675,247)
Net decrease	(1,056,001)	$(22,483,905)	(2,541,357)	$(52,652,685)

Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report	25

	Six Months Ended April 30, 2012		Year Ended October 31, 2011
	Shares	Amount	Shares	Amount
Class R
Shares sold	3,059	$70,142	21,439	$470,088
Shares repurchased	(3,580)	(80,720)	(11,966)	(269,647)
Net increase (decrease)	(521)	$(10,578)	9,473	$200,441

Class FI
Shares sold	25,554	$588,120	189,241	$4,218,359
Shares repurchased	(169,271)	(3,836,361)	(1,330,169)	(28,107,945)
Net decrease	(143,717)	$(3,248,241)	(1,140,928)	$(23,889,586)

Class I
Shares sold	62,039	$1,455,121	358,813	$8,053,519
Shares repurchased	(147,334)	(3,422,488)	(847,230)	(18,855,160)
Net decrease	(85,295)	$(1,967,367)	(488,417)	$(10,801,641)

7. Line of credit

The Fund, along with certain other Legg Mason Funds, participates in a $200 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. This 364-day revolving Credit Agreement matures on February 28, 2013. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing LIBOR rate plus the LIBOR rate margin. The Fund did not utilize the line of credit during the six months ended April 30, 2012.

8. Capital loss carryforward

As of October 31, 2011, the Fund had a net capital loss carryforward of approximately $385,038,336, of which $214,333,846 expires in 2016 and $170,704,490 expires in 2017. These amounts will be available to offset any future taxable capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

9. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and

26	Legg Mason Capital Management Growth Trust 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Legg Mason Capital Management Growth Trust	27

Board approval of investment advisory and management agreement (unaudited)

At its November 2011 meeting, the Fund’s Board of Directors (the “Board”) approved the continuation of the investment advisory and management agreement (the “Agreement”) with Legg Mason Capital Management, LLC (the “Adviser”). The directors who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Directors”), met on October 12, 2011, with the assistance of their independent legal counsel and their contract review consultant, to review and evaluate the materials provided by the Adviser to assist the Board, and in particular the Independent Directors, in considering renewal of the Agreement. At such October meeting the Independent Directors received a presentation from the Adviser, as well as a memorandum from their independent legal counsel and materials from the contract review consultant. In follow up to that meeting, supplemental materials were provided as requested. The Independent Directors further discussed renewal of the Agreement in executive session held on November 16, 2011.

In voting to approve continuance of the Agreement, the Board, including the Independent Directors, considered whether continuance of the Agreement would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of the Agreement are reasonable and fair and that it was in the best interest of the Fund and its shareholders to approve continuance of the Agreement.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Adviser under the Agreement. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by affiliates of the Adviser. The Board noted information received at regular meetings throughout the year related to the services rendered by the Adviser. The Board’s evaluation of the services provided by the Adviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management by the Adviser.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Adviser and the Adviser’s affiliates, the financial resources available through the Adviser’s parent organization, Legg Mason, Inc.

The Board also considered the Adviser’s brokerage policies and practices, the standards applied in seeking best execution, the policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures.

28	Legg Mason Capital Management Growth Trust

Board approval of investment advisory and management agreement (unaudited) (cont’d)

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund to the funds included in the Performance Universe. The Lipper data also included a comparison of the Fund’s performance to a benchmark index selected by Lipper. The Board also received from the contract review consultant analysis of the risk adjusted performance of the Fund compared with its corresponding Lipper benchmark index. The Board also reviewed performance information for the Fund showing rolling returns based upon trailing performance. In addition, the Directors noted that they also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.

The Board noted that the Fund’s underperformance during the 3 and 5 year periods ended June 30, 2011 resulted in fifth quintile performance rankings and noted more recent improving performance, which resulted in a fourth quintile ranking for the one-year ended June 30, 2011, and long-term favorable performance, which resulted in a third quintile ranking for the ten-year period, and that the Fund had outperformed its benchmark since the March 2009 bottom. The Board also concluded that the Adviser has capable personnel and adequate resources and that the Adviser was employing an investment methodology that appeared to be fundamentally sound. The Board noted that the Adviser’s investment style is relatively more volatile and has experienced specific periods of significant underperformance, including during the extreme market and credit conditions in 2008 and 2009, which negatively impacted performance. The Board further considered the Adviser’s commitment to, and past history of, continual improvement and enhancement of its investment process, including steps taken by the Adviser to improve performance and risk management. The Board noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that it was in the best interest of the Fund to approve renewal of the Agreement.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Adviser in light of the nature, extent and quality of the services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived and expense reimbursements by the Adviser which partially reduced the management fee paid to the Adviser) (“Actual Management Fee”).

The Board also reviewed information regarding the fees the Adviser charged any of its U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Adviser reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

Legg Mason Capital Management Growth Trust	29

The Board received an analysis of complex-wide management fees provided by the Adviser, which, among other things, set out the range of fees based on asset classes. In addition, the Adviser provided and discussed with the Board a comparison with the fees of other registered investment companies managed by affiliated advisers in the same investment style. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributors are expended.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Lipper as comparable to the Fund and a broader universe of funds also selected by Lipper. With respect to the Fund, the Board noted that Contractual and Actual Management Fees were competitive (second quintile) and that actual expenses were lower than the Lipper expense group and expense universe averages.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2011, which corresponds to Legg Mason’s most recently completed fiscal year. The Directors considered the profitability study along with the other materials previously provided to the Board and determined that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that as a result of market conditions and net redemptions, the Fund complex had suffered a substantial decline in assets over its historic highs. Given the asset size of the Fund and the complex and the currently existing breakpoints, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the Management Fee paid by the Fund.

The Board considered other benefits received by the Adviser and its affiliates, as a result of the Adviser’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. The Board also considered the information provided regarding intermediary arrangements.

In light of the structure of the fees, the costs of providing investment advisory and other services to the Fund, the Adviser’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of the Agreement is in the best interest of the Fund.

30	Legg Mason Capital Management Growth Trust

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

At its February 2012 meeting to consider the proposed conversion of the Fund from a series of a Maryland corporation to a series of a Maryland statutory trust, the Board of Trustees of the Trust (consisting of the same individuals who served as directors of the Maryland corporation) approved an investment advisory and management agreement for the reorganized Fund that was identical in all material respects to the corporation’s investment advisory and management agreement.

Legg Mason Capital Management

Growth Trust

Trustees

Mark R. Fetting

Chairman

R. Jay Gerken

President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager/adviser

Legg Mason Capital Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank & Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Capital Management Growth Trust

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Legg Mason Capital Management Growth Trust

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Capital Management Growth Trust. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at
1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013673 6/12 SR12-1674

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Assistant Secretary at 100 International Drive, 7th Floor, Baltimore, Maryland 21202, Attn.: Fund Assistant Secretary.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99-CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Legg Mason Global Asset Management Trust

Date: June 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Legg Mason Global Asset Management Trust

Date:	June 25, 2012

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer
Legg Mason Global Asset Management Trust

Date:	June 25, 2012